Acquisitions and Divestitures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil and natural gas properties
Oil and natural gas properties sold		$ 4,845,000	$ 29,443,000	$ 647,000
Denver-Julesburg
Oil and natural gas properties
Acquisitions of oil and natural gas properties	$ 17,900,000
2020 Acquisitions | Bakken | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties				$ 700,000
2020 Acquisitions | Permian | Proved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business				1,800,000
Acquisitions of oil and natural gas properties				$ 11,600,000
2020 Acquisitions | Eagle Ford | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties				$ 3,000,000.0
2021 Acquisitions | Bakken | Proved undeveloped oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			200,000
2021 Acquisitions | Permian | Proved and unproved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			43,800,000
2021 Acquisitions | Denver-Julesburg | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			40,400,000
Cash inflow (outflow) for customary post close adjustments			1,100,000
2021 Divestitures | Bakken
Oil and natural gas properties
Oil and natural gas properties sold			900,000
2021 Divestitures | Permian | Mineral interest assets
Oil and natural gas properties
Oil and natural gas properties sold			22,500,000
Gain (loss) on oil and gas property divestitures			1,200,000
2021 Divestitures | Permian | Mineral interest assets, partial unit
Oil and natural gas properties
Gain (loss) on oil and gas property divestitures			1,000,000.0
2021 Divestitures | SCOOP/STACK | Mineral interest assets
Oil and natural gas properties
Oil and natural gas properties sold			1,900,000
Gain (loss) on oil and gas property divestitures			100,000
2021 Divestitures | Eagle Ford | Mineral interest assets, partial unit
Oil and natural gas properties
Oil and natural gas properties sold			$ 3,000,000.0
2022 Acquisitions | Bakken | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties		$ 1,600,000
2022 Acquisitions | Permian | Proved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business		11,200,000
Acquisitions of oil and natural gas properties		$ 8,200,000
2022 Acquisitions | Permian | Unproved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business		2,000,000
Acquisitions of oil and natural gas properties		$ 18,000,000.0
2022 Acquisitions | Permian | Proved and unproved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business		13,200,000
2022 Acquisitions | Denver-Julesburg | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties		$ 2,300,000
2022 Acquisitions | Denver-Julesburg | Unproved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties		2,900,000
2022 Acquisitions | Haynesville | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties		3,000,000.0
2022 Divestitures | Permian | Mineral interest assets, partial unit
Oil and natural gas properties
Oil and natural gas properties sold		3,000,000.0
Gain (loss) on oil and gas property divestitures		0
2022 Divestitures | Eagle Ford | Mineral interest assets, partial unit
Oil and natural gas properties
Oil and natural gas properties sold		1,300,000
Gain (loss) on oil and gas property divestitures		$ 0
Minimum | 2020 Acquisitions
Oil and natural gas properties
Working interests in proved oil and natural gas properties				0.37%
Net revenue interests in proved oil and natural gas properties				0.01%
Minimum | 2021 Acquisitions
Oil and natural gas properties
Working interests in proved oil and natural gas properties			0.01%
Net revenue interests in proved oil and natural gas properties			0.01%
Minimum | 2022 Acquisitions
Oil and natural gas properties
Working interests in proved oil and natural gas properties		0.11%
Net revenue interests in proved oil and natural gas properties		0.09%
Maximum | 2020 Acquisitions
Oil and natural gas properties
Working interests in proved oil and natural gas properties				50.00%
Net revenue interests in proved oil and natural gas properties				37.50%
Maximum | 2021 Acquisitions
Oil and natural gas properties
Working interests in proved oil and natural gas properties			34.79%
Net revenue interests in proved oil and natural gas properties			25.61%
Maximum | 2022 Acquisitions
Oil and natural gas properties
Working interests in proved oil and natural gas properties		40.00%
Net revenue interests in proved oil and natural gas properties		29.00%